Employee costs	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Employee costs

Note 7—Employee costs

(EUR’000)	2025	2024	2023
Employee costs
Wages and salaries	227,118	173,474	170,278
Share-based payment	116,171	95,512	66,660
Pensions (defined contribution plans)	6,921	4,485	4,403
Social security costs	21,134	15,003	12,877
Other employee costs	5,221	4,061	4,238
Total employee costs	376,565	292,535	258,456
Included in the profit or loss
Cost of sales (1)	20,474	16,487	15,748
Research and development expenses	145,673	131,867	127,002
Selling, general and administrative expenses	210,418	144,181	115,706
Total employee costs	376,565	292,535	258,456
Average number of employees	1,103	892	851
(1)
Includes employee costs capitalized as part of inventories.

Key Management Personnel comprises the Board of Directors and the Executive Board and Non-executive Senior Management (“Senior Management”). Compensation to Key Management Personnel comprises salaries, participation in annual bonus schemes, pensions (defined contributions plans), and share-based compensation. Share-based compensation is elaborated in further details in Note 8, “Share-based Payment.”

Compensation to Key Management Personnel included in total employee costs is summarized below:

	Board of Directors (1)			Executive Board (2)			Non-executive Senior Management
(EUR’000)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Compensation
Wages and salaries	442	482	543	5,466	4,148	4,375	6,466	3,286	4,673
Share-based payment	2,425	2,169	1,276	18,568	18,334	13,243	14,464	10,266	9,529
Pensions (defined contribution plans)	—	—	—	73	57	54	136	98	122
Social security costs	—	—	—	598	118	103	316	52	45
Other employee cost	—	—	—	20	20	20	40	25	40
Total compensation	2,867	2,651	1,819	24,725	22,677	17,795	21,422	13,727	14,409
(1)
The Board of Directors comprised six persons in 2025, 2024 and 2023.
(2)
The Executive Board comprised four persons in 2025, 2024 and 2023.